UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Alesco Advisors LLC

Address:   120 Office Park Way
           Pittsford, New York 14534


Form 13F File Number: 28-10620


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey D. Bradley
Title:  Chief Compliance Officer
Phone:  (585) 586-0970

Signature,  Place,  and  Date  of  Signing:

/s/ Jeffrey D. Bradley             Pittsford, New York                2/13/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              73

Form 13F Information Table Value Total:  $      688,004
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ------------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ -------
ANAREN INC                   COM              032744104      226    11,600          OTHER                  11,600      0       -
BARCLAYS BK PLC              DJUBS CMDT ETN36 06738C778    1,115    26,960          SOLE                   26,960      0       -
BIODELIVERY SCIENCES INTL IN COM              09060J106      108    25,000          OTHER                  25,000      0       -
FINANCIAL INSTNS INC         COM              317585404      254    13,646          OTHER                  13,646      0       -
FIRST NIAGARA FINL GP INC    COM              33582V108    5,410   682,251          OTHER                   2,577      0 679,674
GENERAL ELECTRIC CO          COM              369604103      301    14,319          OTHER                  14,319      0       -
ISHARES GOLD TRUST           ISHARES          464285105    2,045   125,625          SOLE                  121,985      0   3,640
ISHARES TR                   BARCLYS TIPS BD  464287176   10,110    83,268          SOLE                   83,268      0       -
ISHARES TR                   CORE S&P500 ETF  464287200   69,249   483,789          SOLE                  429,004      0  54,785
ISHARES TR                   CORE TOTUSBD ETF 464287226      601     5,409          SOLE                    5,409      0       -
ISHARES TR                   MSCI EMERG MKT   464287234      765    17,256          SOLE                   17,256      0       -
ISHARES TR                   IBOXX INV CPBD   464287242      660     5,453          SOLE                    5,453      0       -
ISHARES TR                   S&P500 GRW       464287309    3,488    46,055          SOLE                   44,330      0   1,725
ISHARES TR                   S&P 500 VALUE    464287408   11,910   179,388          SOLE                  176,338      0   3,050
ISHARES TR                   BARCLYS 7-10 YR  464287440    1,723    16,025          SOLE                   16,025      0       -
ISHARES TR                   BARCLYS 1-3 YR   464287457    1,313    15,550          SOLE                   15,550      0       -
ISHARES TR                   MSCI EAFE INDEX  464287465   20,632   362,858          SOLE                  355,583      0   7,275
ISHARES TR                   CORE S&P MCP ETF 464287507   85,037   836,156          SOLE                  813,181      0  22,975
ISHARES TR                   S&P MC 400 GRW   464287606    3,881    33,918          SOLE                   33,918      0       -
ISHARES TR                   RUSSELL1000GRW   464287614    1,261    19,255          SOLE                   19,255      0       -
ISHARES TR                   S&P MIDCP VALU   464287705    4,117    46,711          SOLE                   46,711      0       -
ISHARES TR                   CORE S&P SCP ETF 464287804   69,763   893,258          SOLE                  871,158      0  22,100
ISHARES TR                   S&P SMLCP VALU   464287879    3,437    42,478          SOLE                   41,728      0     750
ISHARES TR                   S&P SMLCP GROW   464287887    3,760    44,746          SOLE                   43,971      0     775
ISHARES TR                   AGENCY BD FD     464288166    1,391    12,275          SOLE                   12,275      0       -
ISHARES TR                   S&P AMTFREE MUNI 464288323    1,621    14,535          SOLE                   12,035      0   2,500
ISHARES TR                   S&P NTL AMTFREE  464288414      205     1,850          SOLE                    1,850      0       -
ISHARES TR                   BARCLYS MBS BD   464288588    1,434    13,275          SOLE                   13,275      0       -
ISHARES TR                   BARCLYS 1-3YR CR 464288646    2,266    21,482          SOLE                   21,482      0       -
ISHARES TR                   BARCLYS 3-7 YR   464288661    2,971    24,110          SOLE                   24,110      0       -
ISHARES TR                   RSSL MCRCP IDX   464288869    5,490   104,940          SOLE                  101,190      0   3,750
ISHARES TR                   MSCI VAL IDX     464288877    2,264    46,536          SOLE                   45,236      0   1,300
JOHNSON &  JOHNSON           COM              478160104      313     4,470          OTHER                   4,470      0       -
JPMORGAN CHASE & CO          COM              46625h100      555    12,617          OTHER                  12,617      0       -
KIMBERLY CLARK CORP          COM              494368103      320     3,785          OTHER                   3,785      0       -
MEDTRONIC INC                COM              585055106    1,017    24,800          OTHER                  24,800      0       -
PAYCHEX INC                  COM              704326107    3,106    99,859          OTHER                  99,859      0       -
PEPSICO INC                  COM              713448108      232     3,384          OTHER                   3,384      0       -
PIMCO ETF TR                 1-5 US TIP IDX   72201R205    1,460    27,000          SOLE                   27,000      0       -
POWERSHARES DB CMDTY IDX TRA UNIT BEN INT     73935S105   12,108   435,865          SOLE                  424,115      0  11,750
POWERSHARES DB G10 CURCY HAR COM UT BEN INT   73935Y102    2,973   113,700          SOLE                  113,700      0       -
POWERSHARES ETF TRUST II     SENIOR LN PORT   73936Q769    4,537   181,615          SOLE                  178,615      0   3,000
RYDEX ETF TRUST              GUG S&P500 PU VA 78355W304      995    29,085          SOLE                   29,085      0       -
SCHLUMBERGER LTD             COM              806857108      204     2,946          OTHER                   2,946      0       -
SCHWAB STRATEGIC TR          US LRG CAP ETF   808524201      322     9,506          SOLE                    9,506      0       -
SCHWAB STRATEGIC TR          US MID-CAP ETF   808524508      204     7,313          SOLE                    7,313      0       -
SCHWAB STRATEGIC TR          US SML CAP ETF   808524607      234     6,142          SOLE                    6,142      0       -
SCHWAB STRATEGIC TR          EMRG MKTEQ ETF   808524706      462    17,511          SOLE                   17,511      0       -
SCHWAB STRATEGIC TR          INTL EQTY ETF    808524805    1,816    66,971          SOLE                   66,971      0       -
SCHWAB STRATEGIC TR          US AGGREGATE B   808524839      895    17,104          SOLE                   17,104      0       -
SCHWAB STRATEGIC TR          US REIT ETF      808524847      278     9,082          SOLE                    9,082      0       -
SCHWAB STRATEGIC TR          US TIPS ETF      808524870      269     4,620          SOLE                    4,620      0       -
SCHWAB STRATEGIC TR          INTL SCEQT ETF   808524888      209     7,718          SOLE                    7,718      0       -
SPDR DOW JONES INDL AVRG ETF UT SER 1         78467X109   29,702   227,460          SOLE                  220,010      0   7,450
SPDR GOLD TRUST              GOLD SHS         78463V107    1,797    11,090          SOLE                   11,090      0       -
SPDR INDEX SHS FDS           GLB NAT RESRCE   78463X541    1,542    29,900          SOLE                   29,900      0       -
SPDR INDEX SHS FDS           S&P EMKTSC ETF   78463X756    2,880    61,760          SOLE                   59,060      0   2,700
SPDR INDEX SHS FDS           DJ INTL RL ETF   78463X863   20,472   495,083          SOLE                  483,383      0  11,700
SPDR INDEX SHS FDS           S&P INTL SMLCP   78463X871    3,218   113,098          SOLE                  108,723      0   4,375
SPDR S&P 500 ETF TR          TR UNIT          78462F103  148,939 1,045,850          SOLE                1,025,450      0  20,400


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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ------------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ -------
SPDR S&P MIDCAP 400 ETF TR   UTSER1 S&PDCRP   78467Y107      630     3,390          SOLE                    3,390      0       -
SPDR SERIES TRUST            DJ REIT ETF      78464A607   35,849   491,280          SOLE                  479,430      0  11,850
SPDR SERIES TRUST            BRCLYS 1-3MT ETF 78464A680    1,741    38,000          SOLE                   38,000      0       -
SPDR SERIES TRUST            S&P BK ETF       78464A797    9,556   401,005          SOLE                  399,230      0   1,775
VANGUARD BD INDEX FD INC     SHORT TRM BOND   921937827    1,828    22,570          SOLE                   22,570      0       -
VANGUARD BD INDEX FD INC     TOTAL BND MRKT   921937835   31,936   380,053          SOLE                  362,478      0  17,575
VANGUARD INDEX FDS           REIT ETF         922908553    4,461    67,795          SOLE                   67,120      0     675
VANGUARD INDEX FDS           MID CAP ETF      922908629    1,572    19,070          SOLE                   17,420      0   1,650
VANGUARD INDEX FDS           LARGE CAP ETF    922908637    5,168    79,310          SOLE                   69,360      0   9,950
VANGUARD INDEX FDS           SMALL CP ETF     922908751      777     9,605          SOLE                    7,005      0   2,600
VANGUARD INTL EQUITY INDEX F ALLWRLD EX US    922042775      260     5,684          SOLE                    5,684      0       -
VANGUARD INTL EQUITY INDEX F MSCI EMR MKT ETF 922042858    5,142   115,478          SOLE                  110,453      0   5,025
VANGUARD TAX MANAGED INTL FD MSCI EAFE ETF    921943858   29,221   829,442          SOLE                  786,292      0  43,150


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